Cover	Dec. 19, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2023
Entity File Number	001-39379
Entity Registrant Name	COMSOVEREIGN HOLDING CORP.
Entity Central Index Key	0001178727
Entity Tax Identification Number	46-5538504
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6890 E Sunrise Drive
Entity Address, Address Line Two	Suite 120-506
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	75254
City Area Code	206
Local Phone Number	796-0173
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	COMS
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	COMSW
Security Exchange Name	NASDAQ
9.25% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	9.25% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	COMSP
Security Exchange Name	NASDAQ